Subsequent events (Details) $ in Thousands	Feb. 11, 2019 USD ($) T	Oct. 31, 2018 USD ($) T	Mar. 19, 2019	Mar. 18, 2019 shares	Dec. 31, 2018 shares
Disclosure of non-adjusting events after reporting period [line items]
Treasury stock (in shares) | shares					1,237,901
Treasury shares as percent of shares outstanding					0.56%
Major ordinary share transactions
Disclosure of non-adjusting events after reporting period [line items]
Treasury stock (in shares) | shares				3,370,544
Treasury shares as percent of shares outstanding			1.53%
Felicity
Disclosure of non-adjusting events after reporting period [line items]
Sale price		$ 42,000
Felicity | Vessels
Disclosure of non-adjusting events after reporting period [line items]
Vessel, mass | T		157,667
LR1 Genmar Compatriot | Other disposals of assets
Disclosure of non-adjusting events after reporting period [line items]
Sale price	$ 6,750
Gains on sale of vessel	$ 400
LR1 Genmar Compatriot | Vessels | Other disposals of assets
Disclosure of non-adjusting events after reporting period [line items]
Vessel, mass | T	72,768